UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	7/31/2015

Item 1. Schedule of Investments

Prudential Income Builder Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 35.0%
Aerospace & Defense — 0.3%
Boeing Co. (The)	6,528	$941,142

Airlines — 0.1%
United Continental Holdings, Inc.(a)	4,465	251,781

Banks — 1.1%
Bank of America Corp.	38,031	679,994
JPMorgan Chase & Co.	17,172	1,176,797
Wells Fargo & Co.	21,903	1,267,527

		3,124,318

Beverages — 0.8%
Britvic PLC (United Kingdom)	76,849	822,341
Britvic PLC (United Kingdom), 144A(b)	8,008	85,691
Coca-Cola Co. (The)	11,435	469,750
Coca-Cola Enterprises, Inc.	14,179	724,263

		2,102,045

Biotechnology — 0.3%
Celgene Corp.(a)	5,935	778,969

Chemicals — 0.4%
Air Products & Chemicals, Inc.	2,871	409,146
Potash Corp. of Saskatchewan, Inc. (Canada)	21,034	571,704

		980,850

Commercial Services & Supplies — 0.1%
Spotless Group Holdings Ltd. (Australia)	219,790	313,711
Spotless Group Holdings Ltd. (Australia), 144A(b)	51,751	73,865

		387,576

Communications Equipment — 0.8%
Cisco Systems, Inc.	80,246	2,280,591

Construction & Engineering — 0.1%
Abengoa SA (Spain)	29,373	324,719

Consumer Finance — 0.2%
Navient Corp.	33,328	523,250

Containers & Packaging — 0.3%
Bemis Co., Inc.	8,836	393,820
Packaging Corp. of America	5,158	365,135

		758,955

Diversified Telecommunication Services — 0.4%
Frontier Communications Corp.	191,258	902,738
HKBN Ltd. (Hong Kong), 144A(a)(b)	61,931	66,546

		969,284

Electric Utilities
Alupar Investimento SA (Brazil)	12,364	59,113

Food Products — 1.1%
J.M. Smucker Co. (The)	7,259	810,758
Kraft Heinz Co. The	18,430	1,464,632
Pinnacle Foods, Inc.	16,327	733,898

		3,009,288

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	16,944	902,946
McDonald’s Corp.	6,949	693,927
Merlin Entertainments PLC (United Kingdom)	69,578	450,634
Starbucks Corp.	16,815	974,093
Starwood Hotels & Resorts Worldwide, Inc.	7,227	574,257

		3,595,857

Household Products — 0.2%
Procter & Gamble Co. (The)	6,347	486,815

Independent Power & Renewable Electricity Producers — 0.7%
Abengoa Yield PLC (Spain)	38,965	988,932
NextEra Energy Partners LP, MLP	5,842	208,442
NRG Yield, Inc. (Class A Stock)	10,797	212,809
NRG Yield, Inc. (Class C Stock)	22,413	432,347

		1,842,530

Insurance — 0.5%
MetLife, Inc.	12,112	675,123
Montpelier Re Holdings Ltd. (Bermuda)	13,560	578,334

		1,253,457

Internet Software & Services — 0.2%
Yahoo!, Inc.(a)	15,285	560,501

IT Services — 0.8%
Computer Sciences Corp.	16,935	1,108,057
Xerox Corp.	94,283	1,038,999

		2,147,056

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	7,006	977,547

Media — 0.6%
Cinemark Holdings, Inc.	14,090	555,991
Time Warner, Inc.	11,397	1,003,392

		1,559,383

Multi-Utilities — 0.3%
NiSource, Inc.	11,045	192,846
PG&E Corp.	10,498	551,250

		744,096

Oil, Gas & Consumable Fuels — 9.3%
Antero Midstream Partners LP, MLP	14,888	397,212
Blueknight Energy Partners LP, MLP	25,659	180,126
Buckeye Partners LP, MLP	12,118	908,486
Cheniere Energy Partners LP Holdings LLC	39,937	873,023
Cheniere Energy Partners LP, MLP	21,463	644,319
Cheniere Energy, Inc.(a)	1,637	112,904
Columbia Pipeline Group, Inc.	45,176	1,318,236
Columbia Pipeline Partners LP, MLP	22,106	518,165
Crossamerica Partners LP, MLP	17,283	482,369
Dominion Midstream Partners LP, MLP	16,160	567,539
Enbridge Energy Partners LP, MLP	20,809	654,027
Energy Transfer Equity LP, MLP	40,520	1,218,842
Energy Transfer Partners LP, MLP	26,307	1,346,918
Enterprise Products Partners LP, MLP	10,372	293,839
EQT GP Holdings LP, MLP	35,250	1,149,502
EQT Midstream Partners LP, MLP	5,511	434,157
Euronav NV (Belgium)	26,134	396,714
Kinder Morgan, Inc.	50,760	1,758,326

NuStar Energy LP, MLP	11,845	670,072
Pembina Pipeline Corp. (Canada)	14,240	414,242
Phillips 66 Partners LP, MLP	5,640	351,428
Plains All American Pipeline LP, MLP	5,308	221,609
Plains GP Holdings LP, MLP (Class A Stock)	22,993	589,540
Rice Midstream Partners LP, MLP	25,674	427,986
Rose Rock Midstream LP, MLP	12,302	490,235
SemGroup Corp. (Class A Stock)	16,144	1,147,677
Shell Midstream Partners LP, MLP	21,528	914,079
Summit Midstream Partners LP, MLP	14,844	444,726
Sunoco Logistics Partners LP, MLP	8,457	316,461
Sunoco LP, MLP	14,833	588,870
Tallgrass Energy GP LP, MLP	29,943	900,685
Tallgrass Energy Partners LP, MLP	21,272	983,830
USA Compression Partners LP, MLP	31,654	567,556
Western Gas Equity Partners LP, MLP	3,824	224,316
Western Refining Logistics LP, MLP	13,919	356,048
Williams Cos., Inc. (The)	40,546	2,127,854
Williams Partners LP, MLP	17,064	787,162

		25,779,080

Pharmaceuticals — 1.8%
AbbVie, Inc.	9,322	652,633
Bristol-Myers Squibb Co.	21,874	1,435,809
Endo International PLC(a)	6,318	553,078
Merck & Co., Inc.	20,824	1,227,783
Novartis AG (Switzerland), ADR	3,761	390,204
Pfizer, Inc.	21,090	760,505

		5,020,012

Real Estate Investment Trusts (REITs) — 9.5%
Agellan Commercial Real Estate Investment Trust (Canada)	148,976	991,009
Ascendas Real Estate Investment Trust (Singapore)	381,440	672,509
Cache Logistics Trust (Singapore)	1,086,900	855,557
Community Healthcare Trust, Inc.(a)	51,965	980,580
Crown Castle International Corp.	7,946	650,857
CyrusOne, Inc.	23,432	720,300
Dexus Property Group (Australia)	84,737	480,869
Digital Realty Trust, Inc.	15,087	969,641
Easterly Government Properties, Inc.	59,563	941,095
Empiric Student Property PLC (United Kingdom)	353,990	597,032
Federation Centres (Australia)	257,233	562,972
First Potomac Realty Trust	85,682	972,491
Fonciere Des Regions (France)	2,921	252,224
GEO Group, Inc. (The)	23,566	889,616
Health Care REIT, Inc.	12,706	881,415
Healthcare Trust of America, Inc. (Class A Stock)	19,592	492,347
Keppel REIT (Singapore)	1,235,300	968,645
Lexington Realty Trust	114,829	987,529
Mapletree Commercial Trust (Singapore)	548,750	546,152
MFA Financial, Inc.	58,258	438,683
Mirvac Group (Australia)	183,550	252,873
National Retail Properties, Inc.	31,000	1,152,270
New York REIT, Inc.	47,642	493,571
Physicians Realty Trust	57,661	924,882
Piedmont Office Realty Trust, Inc. (Class A Stock)	27,151	494,420
QTS Realty Trust, Inc. (Class A Stock)	9,023	374,455
Retail Properties of America, Inc. (Class A Stock)	33,091	481,805
RioCan Real Estate Investment Trust (Canada)	24,577	503,435
RLJ Lodging Trust	12,668	377,886

Sabra Health Care REIT, Inc.	34,333	939,008
Senior Housing Properties Trust	55,812	963,873
Slate Retail REIT (Canada)	87,450	964,200
STAG Industrial, Inc.	53,210	1,045,044
Starwood Property Trust, Inc.	32,568	708,680
STORE Capital Corp.	28,716	603,036
Suntec Real Estate Investment Trust (Singapore)	498,200	618,300
Tritax Big Box REIT PLC (United Kingdom)	146,810	270,591
Wereldhave NV (Netherlands)	6,340	374,952

		26,394,804

Real Estate Management & Development — 0.1%
TLG Immobilien AG (Germany)	22,882	409,496

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada)	1,751	281,649
Union Pacific Corp.	5,863	572,170

		853,819

Software — 0.3%
Microsoft Corp.	17,793	830,933

Specialty Retail — 0.8%
GameStop Corp. (Class A Stock)	18,662	855,653
Home Depot, Inc. (The)	8,588	1,005,053
Lowe’s Cos., Inc.	4,877	338,269

		2,198,975

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	17,085	2,072,410

Tobacco — 0.8%
Philip Morris International, Inc.	8,071	690,313
Reynolds American, Inc.	19,314	1,656,948

		2,347,261

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC (United Kingdom), ADR	31,135	1,176,280

TOTAL COMMON STOCKS (cost $97,231,886)		96,742,193

EXCHANGE TRADED FUNDS — 12.1%
PowerShares Preferred Portfolio ETF	1,331,486	19,572,844
SPDR Barclays Convertible Securities ETF	293,864	13,882,136

TOTAL EXCHANGE TRADED FUNDS (cost $33,740,179)		33,454,980

PREFERRED STOCKS — 3.2%

Diversified Telecommunication Services — 0.2%
Frontier Communications Corp., CVT, Series A, 11.125%(a)	6,961	680,438

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc., CVT, Series A, 5.375%	2,362	222,051

Oil, Gas & Consumable Fuels — 0.2%
Anadarko Petroleum Corp., CVT, 7.500%(a)	8,736	437,936

Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp., CVT, Series B, 5.500%	5,122	519,729
Boston Properties, Inc., 5.250%	12,850	321,443
Chesapeake Lodging Trust, Series A, 7.750%	5,094	135,246
DDR Corp., Series K, 6.250%	25,100	637,540

Digital Realty Trust, Inc., Series G, 5.875%			17,000	412,250
Gramercy Property Trust, Inc., Series B, 7.125%			33,856	895,491
Inland Real Estate Corp., Series B, 6.950%			24,480	620,935
Kimco Realty Corp., Series J, 5.500%			19,850	484,340
Lasalle Hotel Properties, Series I, 6.375%			16,250	406,413
Pennsylvania Real Estate Investment Trust, Series A, 8.250%			26,000	690,560
STAG Industrial, Inc., Series B, 6.625%			16,382	419,461
Taubman Centers, Inc., Series K, 6.250%			31,900	810,419
Verieit, Inc., Series F, 6.700%			41,800	1,026,190

				7,380,017

TOTAL PREFERRED STOCKS (cost $8,700,063)				8,720,442

	Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 27.7%
Aerospace & Defense — 0.4%
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $239,598; purchased 06/22/15)(b)(c)	5.000%	03/15/22	239	238,402
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $353,883; purchased 06/17/15)(b)(c)	5.375%	09/15/24	353	349,470
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/25	75	62,063
DAE Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	150	151,125
TransDigm, Inc., Gtd. Notes	6.000%	07/15/22	150	149,625
TransDigm, Inc., Gtd. Notes	6.500%	07/15/24	150	150,750

				1,101,435

Airlines — 0.1%
Continental Airlines, Inc., Pass-Through Certificates	6.125%	04/29/18	300	313,500

Auto Components — 0.5%
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%	10/15/22	150	156,750
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19	150	169,125
Dana Holding Corp., Sr. Unsec’d. Notes	5.500%	12/15/24	100	98,500
Lear Corp., Gtd. Notes	5.250%	01/15/25	200	198,500
Meritor, Inc., Gtd. Notes	6.250%	02/15/24	125	125,312
Meritor, Inc., Gtd. Notes	6.750%	06/15/21	150	154,125
Omega US Sub. LLC, Sr. Unsec’d. Notes, 144A	8.750%	07/15/23	150	145,500
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%	05/15/23	200	195,500
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%	04/29/25	250	244,375

				1,487,687

Automobiles — 0.1%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes, 144A	5.250%	04/15/23	200	201,250
General Motors Co., Sr. Unsec’d. Notes	4.875%	10/02/23	100	102,521

				303,771

Banks — 0.4%
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	6.750%	09/30/22	200	224,600
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/15/22	425	431,906
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/15/19	200	211,500
CITIC Ltd. (China), Sr. Unsec’d. Notes, RegS	6.800%	01/17/23	200	230,862
ICICI Bank Ltd. (India), Jr. Sub. Notes, RegS(d)	6.375%	04/30/22	100	103,500

				1,202,368

Beverages — 0.1%
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750%	01/01/20	200	208,250

Building Products — 0.8%
Builders FirstSource, Inc., Gtd. Notes, 144A	10.750%	08/15/23	200	206,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $101,750; purchased 03/25/15)(b)(c)	5.375%	11/15/24	100	100,240
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $240,656; purchased 01/30/15 - 03/27/15)(b)(c)	6.750%	05/01/21	225	236,250
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	200	194,400
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.500%	12/10/19	200	208,190
Griffon Corp., Gtd. Notes	5.250%	03/01/22	430	419,250
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A (original cost $150,000; purchased 06/23/15)(b)(c)	6.125%	07/15/23	150	148,875
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $353,750; purchased 02/02/15 - 06/17/15)(b)(c)	7.500%	02/15/19	350	350,000
USG Corp., Gtd. Notes, 144A	5.500%	03/01/25	240	240,600
USG Corp., Sr. Unsec’d. Notes	9.750%	01/15/18	50	56,875

				2,160,680

Capital Markets
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	50	47,500

Chemicals — 1.5%
A Schulman, Inc., Gtd. Notes, 144A	6.875%	06/01/23	175	177,187
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43	300	308,250
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%	05/01/21	350	372,750
Axiall Corp., Gtd. Notes	4.875%	05/15/23	50	48,125
Celanese US Holdings LLC, Gtd. Notes	5.875%	06/15/21	75	79,500
Chemours Co. (The), Sr. Unsec’d. Notes, 144A	6.625%	05/15/23	100	88,000
Chemours Co. (The), Sr. Unsec’d. Notes, 144A	7.000%	05/15/25	75	65,789
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	490	494,900
Consolidated Energy Finance SA (Trinidad and Tobago), Gtd. Notes, 144A (original cost $198,000; purchased 10/02/14)(b)(c)	6.750%	10/15/19	200	202,004
Eagle Spinco, Inc., Gtd. Notes	4.625%	02/15/21	75	72,938
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	250	229,062
Hexion, Inc., Sr. Sec’d. Notes	10.000%	04/15/20	450	460,125
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes	9.000%	11/15/20	200	142,000
Kissner Milling Co., Ltd. (Canada), Sr. Sec’d. Notes, 144A (original cost $127,813; purchased 06/18/15)(b)(c)	7.250%	06/01/19	125	124,219
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	155	157,657
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	6.750%	09/19/42	200	205,000
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	6.500%	02/01/22	125	129,375
PolyOne Corp., Sr. Unsec’d. Notes	7.375%	09/15/20	200	208,302
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	125	122,188
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/20	250	224,375
Tronox Finance LLC, Gtd. Notes	6.375%	08/15/20	100	82,000

				3,993,746

Commercial Services & Supplies — 0.7%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	75	70,875
Cimpress NV, Gtd. Notes, 144A	7.000%	04/01/22	225	230,625
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	250	251,875
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	200	197,000

Interactive Data Corp., Gtd. Notes, 144A	5.875%	04/15/19	100	101,500
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $165,969; purchased 10/27/14 - 04/28/15)(b)(c)	6.875%	02/15/21	175	122,500
Laureate Education, Inc., Gtd. Notes, 144A	10.000%	09/01/19	250	235,312
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $51,938; purchased 11/10/14)(b)(c)	7.875%	05/01/18	50	50,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	6.000%	04/01/24	100	101,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500%	11/15/23	100	103,250
Service Corp. International, Sr. Unsec’d. Notes	5.375%	05/15/24	200	212,000
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	75	71,719
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	75	81,469
United Rentals North America, Inc., Gtd. Notes	8.250%	02/01/21	108	114,940

				1,944,065

Communications Equipment — 0.5%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	75	76,875
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%	11/15/20	400	430,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, 144A	6.625%	06/01/20	365	379,600
CommScope Technologies Finance LLC, Sr. Sec’d. Notes, 144A	6.000%	06/15/25	425	419,687

				1,306,162

Construction & Engineering — 1.1%
AECOM, Gtd. Notes, 144A	5.750%	10/15/22	200	203,000
AECOM, Gtd. Notes, 144A	5.875%	10/15/24	200	203,000
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	50	49,750
Beazer Homes USA, Inc., Sr. Sec’d. Notes	6.625%	04/15/18	225	231,750
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	275	277,750
Brookfield Residential Properties, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.375%	05/15/25	75	72,938
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	100	100,750
KB Home, Gtd. Notes	7.250%	06/15/18	150	161,625
KB Home, Gtd. Notes	7.625%	05/15/23	50	52,375
Lennar Corp., Gtd. Notes	4.500%	11/15/19	75	77,531
Lennar Corp., Gtd. Notes	4.750%	05/30/25	100	97,250
Meritage Homes Corp., Gtd. Notes, 144A	6.000%	06/01/25	50	50,500
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, RegS (original cost $218,750; purchased 09/24/14)(b)(c)	7.125%	06/26/42	200	138,500
Ryland Group, Inc. (The), Gtd. Notes	5.375%	10/01/22	150	151,875
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875%	04/01/23	100	101,500
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	225	230,062
Standard Pacific Corp., Gtd. Notes	8.375%	01/15/21	200	235,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	425	425,531
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	75	77,813
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	125	130,312

				3,069,312

Consumer Finance — 0.3%
Ally Financial, Inc., Gtd. Notes	8.000%	03/15/20	100	118,000
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	100	104,000
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%	12/15/19	50	52,750
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%	12/15/21	325	338,812
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	50	51,125
Springleaf Finance Corp., Gtd. Notes	8.250%	10/01/23	100	112,500

				777,187

Containers & Packaging — 0.8%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	175	177,625
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, 144A	8.625%	06/15/19	543	567,196
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	200	197,438
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	500	555,000
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	150	151,500
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $177,000; purchased 01/22/15 - 03/26/15)(b)(c)	6.500%	10/01/21	175	175,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes	9.875%	08/15/19	100	105,187
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	6.875%	02/15/21	300	313,564
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	25	25,094

				2,268,479

Distributors — 0.4%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%	03/01/22	100	104,250
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $324,625; purchased 09/30/14 - 10/29/14)(b)(c)	7.250%	08/01/18	300	316,500
H&E Equipment Services, Inc., Gtd. Notes	7.000%	09/01/22	175	174,125
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%	12/15/21	500	515,000

				1,109,875

Diversified Financial Services — 0.3%
CoreLogic, Inc., Gtd. Notes	7.250%	06/01/21	250	264,375
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	5	5,056
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	08/15/22	475	517,750
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	01/15/22	50	61,500
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%	09/01/17	50	55,688

				904,369

Diversified Telecommunication Services — 0.7%
Bharti Airtel International Netherlands BV (India), Gtd. Notes, RegS	5.125%	03/11/23	200	213,554
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%	04/01/20	100	102,115
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	125	129,375
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A	6.375%	11/15/22	250	258,750
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	200	191,900
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	6.000%	04/15/21	200	188,500
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	125	123,984
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21	300	314,625
Level 3 Financing, Inc., Gtd. Notes	8.625%	07/15/20	75	80,063
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%	04/03/18	200	200,500
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%	04/30/20	200	212,500

				2,015,866

Electric Utilities — 0.5%
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	500	478,750
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	175	192,063
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	250	268,125
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	25	26,656
Listrindo Capital BV (Indonesia), Gtd. Notes, RegS	6.950%	02/21/19	200	208,750
Mirant Mid-Atlantic, Series B, Pass-Through Trust, Pass-Through Certificates	9.125%	06/30/17	38	39,682

NRG REMA LLC, Pass-Through Certificates(b)	9.237%	07/02/17	4	3,790
Talen Energy Supply LLC, Gtd. Notes, 144A	5.125%	07/15/19	75	72,750

				1,290,566

Electronic Components & Equipment — 0.1%
EnerSys, Gtd. Notes, 144A	5.000%	04/30/23	125	122,188

Electronic Equipment, Instruments & Components
Energizer Holdings, Inc., Gtd. Notes, 144A	5.500%	06/15/25	50	48,875

Energy Equipment & Services — 0.3%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	6.250%	04/01/23	75	75,375
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	200	190,500
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	175	174,562
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	4.875%	12/01/24	50	48,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	4.875%	06/01/25	50	48,625
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes, 144A	6.875%	05/15/23	50	49,875
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $159,375; purchased 05/27/15)(b)(c)	6.000%	01/15/19	150	153,375
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes, 144A	5.625%	11/15/23	25	23,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%	02/01/21	25	26,000
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	50	51,375

				842,187

Food & Staples Retailing — 0.3%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	300	306,000
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	425	441,469
SUPERVALU, Inc., Sr. Unsec’d. Notes	7.750%	11/15/22	100	105,750

				853,219

Food Products — 0.8%
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	250	248,750
Darling Ingredients, Inc., Gtd. Notes	5.375%	01/15/22	100	101,250
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250%	02/05/23	200	197,000
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	100	96,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $264,375; purchased 09/26/14)(b)(c)	7.250%	06/01/21	250	262,812
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $100,000; purchased 05/20/15)(b)(c)	5.750%	06/15/25	100	99,094
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $201,500; purchased 07/02/15)(b)(c)	5.875%	07/15/24	200	203,000
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	25	25,563
Post Holdings, Inc., Gtd. Notes	7.375%	02/15/22	25	25,563
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	450	436,500
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	100	100,750
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	150	161,250

Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	75	80,171
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $100,000; purchased 05/29/15)(b)(c)	8.000%	06/15/22	100	99,250

				2,136,953

Gas Utilities — 0.1%
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $255,629; purchased 06/17/15)(b)(c)	6.375%	03/30/38	248	249,425

Health Care Equipment & Supplies — 0.4%
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	625	576,562
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	300	289,688
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	200	208,500
Sterigenics-Nordion Holdings LLC, Sr. Unsec’d. Notes, 144A(b)	6.500%	05/15/23	50	51,125

				1,125,875

Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc, Gtd. Notes, 144A	5.625%	02/15/23	268	272,020
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	50	51,500
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	50	51,500
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	125	125,625
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%	02/01/22	550	588,500
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	250	262,810
DaVita HealthCare Partners, Inc., Gtd. Notes	5.000%	05/01/25	475	469,656
HCA, Inc., Gtd. Notes	5.375%	02/01/25	1,370	1,400,825
HCA, Inc., Gtd. Notes	5.875%	05/01/23	250	268,750
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	25	25,000
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	200	202,000
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.000%	01/15/20	50	54,125
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.750%	01/15/23	25	27,563
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	325	328,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	725	766,687
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	25	28,047
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A	6.750%	06/15/23	125	130,625

				5,053,483

Hotels, Restaurants & Leisure — 2.1%
Aramark Services, Inc., Gtd. Notes	5.750%	03/15/20	75	78,375
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	325	338,000
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	300	326,250
CCM Merger, Inc., Gtd. Notes, 144A (original cost $212,000; purchased 09/26/14)(b)(c)	9.125%	05/01/19	200	216,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	300	310,860
Eldorado Resorts, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/01/23	375	375,937
Felcor Lodging LP, Gtd. Notes, 144A	6.000%	06/01/25	795	818,850
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	250	260,482
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	350	364,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625%	10/15/21	300	312,375
Interval Acquisition Corp., Gtd. Notes, 144A	5.625%	04/15/23	75	75,375
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	150	155,625
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	300	316,875
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	100	112,750
Penn National Gaming, Inc., Sr. Unsec’d. Notes	5.875%	11/01/21	150	153,000
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	200	215,750
Pinnacle Entertainment, Inc., Gtd. Notes	7.750%	04/01/22	100	112,000

Pinnacle Entertainment, Inc., Gtd. Notes	8.750%	05/15/20	200	210,500
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A	5.375%	04/15/23	75	74,625
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21	325	258,375
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	125	121,406
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	75	77,719
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $239,500; purchased 10/01/14 - 05/14/15)(b)(c)	6.375%	06/01/21	250	238,125
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $50,000; purchased 05/05/15)(b)(c)	6.250%	05/15/25	50	49,625
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $111,875; purchased 03/30/15)(b)(c)	8.500%	10/15/22	100	111,125

				5,684,004

Household Products — 0.2%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	175	166,250
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625%	12/15/20	150	156,375
Spectrum Brands, Inc., Gtd. Notes, 144A	5.750%	07/15/25	150	154,470

				477,095

Independent Power & Renewable Electricity Producers — 1.2%
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	636	682,507
Calpine Corp., Sr. Unsec’d. Notes	5.375%	01/15/23	250	244,375
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	150	145,500
Dynegy, Inc., Gtd. Notes, 144A	6.750%	11/01/19	275	283,938
Dynegy, Inc., Gtd. Notes, 144A	7.625%	11/01/24	950	980,875
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%	06/15/17	150	151,125
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%	10/15/20	200	199,500
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	250	250,625
NRG Energy, Inc., Gtd. Notes	6.250%	05/01/24	200	196,500
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23	50	50,750
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	200	216,960

				3,402,655

Industrial Conglomerates — 0.3%
Argos Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	7.125%	03/15/23	350	370,125
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	200	205,000
Votorantim Cimentos SA (Brazil), Gtd. Notes, RegS	7.250%	04/05/41	200	183,500

				758,625

Insurance
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%	05/30/25	50	52,250

Internet & Catalog Retail — 0.1%
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	200	227,000

IT Services
IHS, Inc., Gtd. Notes, 144A	5.000%	11/01/22	50	50,063

Machinery — 0.3%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	275	279,125
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	150	165,375
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $81,469; purchased 10/6/14)(b)(c)	8.750%	12/15/19	75	71,250
CNH Industrial Capital LLC, Gtd. Notes, 144A	3.875%	07/16/18	150	151,125
Terex Corp., Gtd. Notes	6.500%	04/01/20	100	103,250
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, 144A	9.750%	02/01/19	25	22,812

				792,937

Media — 2.4%
AMC Entertainment, Inc., Gtd. Notes	5.750%	06/15/25	300	298,500
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	200	216,000
Cable One, Inc., Gtd. Notes, 144A	5.750%	06/15/22	75	76,688
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	75	76,500
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	5.000%	07/23/25	150	150,332
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	01/15/24	250	254,531
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23	75	74,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25	50	49,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	425	421,016
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	75	69,656
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	305	283,269
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	100	100,750
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	400	393,500
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	100	104,250
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	322	330,855
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	100	103,625
Columbus International, Inc. (Barbados), Gtd. Notes, RegS (original cost $211,700; purchased 10/01/14)(b)(c)	7.375%	03/30/21	200	212,500
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	250	259,375
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	250	274,375
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	250	264,375
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	200	213,000
Gray Television, Inc., Gtd. Notes	7.500%	10/01/20	100	105,875
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	155	154,225
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	200	198,250
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	650	666,250
Sinclair Television Group, Inc., Gtd. Notes	6.375%	11/01/21	175	182,437
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	25	24,594
TEGNA, Inc., Gtd. Notes	6.375%	10/15/23	200	211,500
Tribune Media Co., Gtd. Notes, 144A	5.875%	07/15/22	300	309,750
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $253,750; purchased 04/16/15)(b)(c)	5.125%	02/15/25	250	250,625
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A	6.875%	01/15/24	200	203,500

				6,533,603

Metals & Mining — 0.8%
AK Steel Corp., Gtd. Notes	7.625%	10/01/21	75	52,875
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24	200	201,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.600%	06/01/19	500	596,875
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%	05/15/23	400	366,000
Compass Minerals International, Inc., Gtd. Notes, 144A	4.875%	07/15/24	100	98,000
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	8.250%	11/01/19	225	163,687
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $64,875; purchased 02/18/15)(b)(c)	8.250%	03/15/18	75	66,563
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	150	152,250

Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	175	178,062
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	125	122,812
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.250%	11/15/22	50	44,500
Peabody Energy Corp., Sec’d. Notes, 144A	10.000%	03/15/22	75	38,063
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A (original cost $120,156; purchased 12/22/14)(b)(c)	6.375%	05/01/22	125	122,188

				2,202,875

Oil, Gas & Consumable Fuels — 1.0%
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	50	43,250
California Resources Corp., Gtd. Notes	6.000%	11/15/24	525	425,250
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	190	182,400
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	25	24,861
Halcon Resources Corp., Sec’d. Notes, 144A	8.625%	02/01/20	50	47,750
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $150,000; purchased 05/20/15)(b)(c)	5.750%	10/01/25	150	142,500
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $104,875; purchased 04/09/15 - 04/22/15)(b)(c)	7.625%	04/15/21	100	103,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	50	44,500
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	125	116,813
Memorial Resource Development Corp., Gtd. Notes	5.875%	07/01/22	175	164,937
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	75	72,000
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	200	142,000
Rice Energy, Inc., Gtd. Notes, 144A	7.250%	05/01/23	50	49,125
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	200	201,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	08/01/20	100	101,750
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%	04/01/23	125	128,438
Triangle USA Petroleum Corp., Gtd. Notes, 144A	6.750%	07/15/22	75	51,000
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	300	301,500
Whiting Canadian Holding Co. ULC, Gtd. Notes	8.125%	12/01/19	200	206,250
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%	01/15/22	225	210,375
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	100	101,625

				2,860,324

Paper & Forest Products
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	150	121,500

Pharmaceuticals — 0.5%
Endo Finance LLC/Endo Ltd./Endo Finco, Inc, Gtd. Notes, 144A	6.000%	07/15/23	200	208,000
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	200	202,000
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23	75	76,078
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	25	25,562
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.125%	04/15/25	700	731,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	150	157,594

				1,400,734

Real Estate Investment Trusts (REITs) — 0.4%
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%	01/15/23	175	183,312
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes	5.875%	06/01/21	125	127,500
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	250	256,875
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%	05/01/25	50	48,688
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	02/15/22	200	212,750
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	200	201,500
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	5.000%	04/15/23	50	49,750
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	50	51,625

				1,132,000

Real Estate Management & Development
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $50,000; purchased 11/10/14)(b)(c)	8.250%	12/01/22	50	52,750

Road & Rail — 0.3%
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	200	203,000
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%	06/15/22	250	245,938
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%	09/01/19	300	320,625

				769,563

Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	445	465,025
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	235	226,187
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	100	96,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	350	335,125
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	200	198,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	200	208,624
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25	325	318,500

				1,847,461

Software — 1.6%
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	350	357,438
Audatex North America, Inc., Gtd. Notes, 144A	6.125%	11/01/23	248	242,420
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	685	510,325
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	450	487,125
First Data Corp., Gtd. Notes	10.625%	06/15/21	100	111,500
First Data Corp., Gtd. Notes	11.750%	08/15/21	250	283,750
First Data Corp., Gtd. Notes	12.625%	01/15/21	1,275	1,475,812
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $50,000; purchased 03/16/15)(b)(c)	7.125%	05/01/21	50	49,125
Infor US, Inc., Gtd. Notes, 144A (original cost $408,407; purchased 03/18/15 - 06/11/15)(b)(c)	6.500%	05/15/22	400	409,000
Italics Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	7.125%	07/15/23	150	147,375
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	150	152,250
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%	01/15/19	200	213,500

				4,439,620

Specialty Retail — 0.9%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	75	77,423
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	6.750%	05/20/20	75	78,563
Caleres, Inc., Gtd. Notes, 144A	6.250%	08/15/23	125	126,250

Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	100	86,625
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	200	199,000
Dollar Tree, Inc., Gtd. Notes, 144A	5.750%	03/01/23	175	184,625
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	100	103,770
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes, 144A	6.750%	06/15/23	50	50,125
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	150	155,250
Landry’s, Inc., Gtd. Notes, 144A (original cost $365,839; purchased 10/28/14 - 03/03/15)(b)(c)	9.375%	05/01/20	342	366,795
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	450	477,000
Petco Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $303,000; purchased 10/20/14)(b)(c)	8.500%	10/15/17	300	308,062
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22	200	201,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	30	32,175

				2,447,163

Technology Hardware, Storage & Peripherals — 0.2%
Blue Coat Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.375%	06/01/23	175	178,938
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%	09/01/23	160	158,899
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	250	251,250
Project Homestake Merger Corp., Gtd. Notes, 144A	8.875%	03/01/23	55	51,700

				640,787

Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., Sr. Unsec’d. Notes	5.000%	05/01/25	225	217,125
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	350	348,250

				565,375

Wireless Telecommunication Services — 1.5%
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	250	251,250
Altice US Finance II Corp., Sr. Sec’d. Notes, 144A	7.750%	07/15/25	200	198,500
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/15/22	175	171,938
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	200	181,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	200	198,250
Millicom International Cellular SA (Luxembourg), Sr. Unsec’d. Notes, RegS	4.750%	05/22/20	200	194,500
Sable International Finance Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A	6.875%	08/01/22	250	246,610
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	250	280,000
Sprint Corp., Gtd. Notes	7.125%	06/15/24	250	228,750
Sprint Corp., Gtd. Notes	7.250%	09/15/21	500	478,125
Sprint Corp., Gtd. Notes	7.625%	02/15/25	550	510,125
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	250	266,250
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	200	201,000
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	200	193,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%	04/30/18	100	109,000
Windstream Services LLC, Gtd. Notes	7.875%	11/01/17	231	233,887
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	6.375%	05/15/25	320	316,400

				4,259,585

TOTAL CORPORATE BONDS (cost $77,630,226)				76,654,992

FOREIGN AGENCIES — 3.0%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes, RegS	5.250%	08/12/18	200	204,800
Banque Centrale de Tunisie SA (Tunisia), Sr. Unsec’d. Notes, RegS	5.750%	01/30/25	200	193,500
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes, RegS	5.477%	07/24/23	140	136,211
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, RegS	5.750%	02/14/42	200	196,750
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, RegS	5.750%	01/26/21	200	194,320
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	7.125%	02/11/25	200	202,120
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000%	09/23/21	200	201,250
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	8.625%	04/28/34	85	92,795
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%	04/23/19	305	340,087
Georgian Railway JSC (Georgia), Sr. Unsec’d. Notes, RegS	7.750%	07/11/22	200	210,500
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes, RegS	6.375%	10/06/20	200	207,700
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	5.750%	04/30/43	550	434,566
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	6.375%	04/09/21	200	207,500
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	7.000%	05/05/20	450	479,250
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	9.125%	07/02/18	200	225,790
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	700	804,160
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%	08/07/19	100	115,625
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes, RegS	8.875%	09/18/18	200	216,000
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	6.500%	05/27/41	200	197,240
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	6.000%	05/16/24	200	66,480
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	8.500%	11/02/17	1,080	736,020
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	310	335,510
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	240	222,000
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	150	156,780
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, RegS	6.299%	05/15/17	100	101,350
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, RegS	7.750%	05/29/18	120	124,896
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, RegS	3.900%	05/17/22	200	204,935
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, RegS	4.875%	05/17/42	400	423,145
State Oil Co. of The Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes, RegS	6.950%	03/18/30	200	205,036
Three Gorges Finance I Cayman Islands Ltd. (China), Gtd. Notes, 144A	3.700%	06/10/25	200	203,579
Trade & Development Bank of Mongolia LLC (Mongolia), Gov’t. Gtd. Notes	9.375%	05/19/20	200	205,200
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes, RegS	5.450%	11/22/17	100	101,083
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes, RegS	6.902%	07/09/20	150	146,820

VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, RegS	6.875%	05/29/18		100	102,504
YPF SA (Argentina), Sr. Unsec’d. Notes, RegS	8.875%	12/19/18		100	104,000
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.875%	12/19/18		50	52,000

TOTAL FOREIGN AGENCIES (cost $8,769,194)					8,351,502

FOREIGN GOVERNMENT BONDS — 10.4%
Arab Republic of Egypt (Egypt), Sr. Unsec’d. Notes, 144A	5.875%	06/11/25		200	195,800
Argentina Boden Bonds (Argentina), Bonds	7.000%	10/03/15		850	844,286
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(e)	2.260%	12/31/38	EUR	200	112,021
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(e)	2.500%	12/31/38		180	104,760
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(e)	7.820%	12/31/33	EUR	138	134,506
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(e)	8.280%	12/31/33		631	604,103
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(e)	8.750%	06/02/17		75	71,813
Brazil Government International Bond (Brazil), Sr. Unsec’d. Notes	8.250%	01/20/34		318	381,600
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%	01/01/21	BRL	498	129,930
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41		150	138,750
City of Buenos Aires Argentina (Argentina), Sr. Unsec’d. Notes, RegS	8.950%	02/19/21		200	204,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	6.125%	01/18/41		255	274,762
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37		220	269,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	8.125%	05/21/24		100	127,250
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, RegS	4.250%	01/26/23		400	368,000
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, RegS	7.158%	03/12/45		200	192,250
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.375%	03/24/21		300	322,875
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.625%	07/14/20		385	421,191
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.750%	11/05/19		400	440,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	5.500%	01/27/25		100	100,500
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	5.875%	04/18/24		200	208,500
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.450%	04/30/44		200	215,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		620	692,850
Ecuador Government International Bond (Ecuador), Unsec’d. Notes, RegS	7.950%	06/20/24		400	335,000
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, RegS	6.875%	04/30/40		100	96,020
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	7.625%	02/01/41		300	297,375
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	7.750%	01/24/23		300	321,750

Financing of Infrastructural Projects State Enterprise (Ukraine), Gov’t. Gtd. Notes, RegS(b)	9.000%	12/07/17		200	109,000
Gabonese Republic (Gabon), Bonds, RegS	6.375%	12/12/24		200	187,500
Gabonese Republic (Gabon), Bonds, RegS	8.200%	12/12/17		100	105,700
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, RegS	5.750%	06/06/22		200	213,500
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		466	507,670
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		250	273,550
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		200	223,120
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		302	345,186
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		318	427,195
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.125%	01/15/25		500	493,750
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.750%	01/15/44		320	372,800
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	7.750%	01/17/38		200	253,500
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/34	IDR	1,000,000	70,708
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	9.000%	03/15/29	IDR	700,000	52,652
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, RegS	5.750%	12/31/32		250	229,472
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, 144A	5.750%	12/31/32		150	137,683
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, RegS	6.375%	03/03/28		200	191,950
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	7.625%	07/09/25		200	223,000
Kazakhstan Government International Bond (Kazakhstan), Unsec’d. Notes, 144A	6.500%	07/21/45		200	198,700
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, RegS	5.875%	06/24/19		400	402,520
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, MTN	5.450%	11/28/19		20	20,170
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.375%	03/09/20		300	312,000
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, MTN	6.600%	11/27/26		200	204,760
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, RegS	6.650%	02/26/30		95	96,777
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, RegS	8.250%	04/12/21		420	474,432
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	6.125%	03/09/21		200	231,858
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	6.625%	02/01/22		200	239,750
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	7.375%	02/11/20		100	119,580
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	710	45,757
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	6.050%	01/11/40		100	115,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	6.750%	09/27/34		350	441,875
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, RegS	4.125%	01/05/18		200	188,000
Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes, RegS	4.250%	12/11/22		400	406,800

Nigeria Government International Bond (Nigeria), Bonds, RegS	6.750%	01/28/21		200	202,780
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	6.875%	06/01/17		200	207,855
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	7.250%	04/15/19		300	312,375
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.300%	04/29/53		250	222,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%	01/30/20		100	110,100
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36		100	125,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	7.125%	01/29/26		350	445,375
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	9.375%	04/01/29		100	149,750
Perusahaan Penerbit SBSN Indonesia III (Indonesia), Gov’t. Gtd. Notes, 144A	4.325%	05/28/25		200	196,250
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%	11/18/50		155	174,375
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%	03/14/37		450	561,375
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		100	130,250
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.950%	01/20/40		200	205,000
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	4.950%	01/15/21	PHP	10,000	229,037
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.375%	01/15/32		200	263,000
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750%	01/14/31		160	233,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%	03/23/22		525	586,451
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.125%	04/21/21		40	44,918
Republic of Angola Via Northern Lights III BV (Angola), Sr. Unsec’d. Notes, RegS	7.000%	08/16/19		250	246,800
Republic of Armenia (Armenia), Sr. Unsec’d. Notes, RegS	6.000%	09/30/20		200	197,230
Republic of Azerbaijan International Bond (Azerbaijan), Sr. Unsec’d. Notes, RegS	4.750%	03/18/24		200	197,184
Republic of Belarus (Belarus), Sr. Unsec’d. Notes, RegS	8.950%	01/26/18		200	200,720
Republic of Ghana (Ghana), Sr. Unsec’d. Notes, RegS	8.500%	10/04/17		200	206,000
Republic of Ghana (Ghana), Unsec’d. Notes, 144A	8.125%	01/18/26		200	185,350
Republic of Honduras (Honduras), Sr. Unsec’d. Notes, RegS	8.750%	12/16/20		200	227,500
Republic of Iraq (Iraq), Unsec’d. Notes, RegS	5.800%	01/15/28		250	198,425
Republic of Serbia (Serbia), Bonds, RegS	4.875%	02/25/20		200	201,750
Republic of Serbia (Serbia), Sr. Unsec’d. Notes, RegS	7.250%	09/28/21		200	225,000
Republic of Serbia (Serbia), Unsec’d. Notes, RegS	5.875%	12/03/18		260	273,551
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	4.375%	08/22/23		310	323,144
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%	01/22/44		388	448,109
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.750%	02/07/22		312	368,160
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	5.000%	04/29/20		200	203,966
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	11.000%	07/24/18		35	42,149
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS(b)	12.750%	06/24/28		190	293,550

Senegal Goverment International Bond (Senegal), Sr. Unsec’d. Notes, RegS	8.750%	05/13/21		200	223,328
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%	02/18/24		200	220,400
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%	10/26/22		200	224,500
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	6.250%	03/08/41		100	114,320
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	6.250%	10/04/20		330	339,900
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	6.250%	07/27/21		230	234,312
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21		300	321,564
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%	01/14/41		200	209,000
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%	04/03/18		200	219,960
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%	05/30/40		100	114,000
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20		170	192,831
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	6.250%	06/17/16		200	115,904
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	7.750%	09/23/20		200	115,040
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	9.250%	07/24/17		200	117,580
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.500%	08/14/24		280	295,400
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%	06/18/50		155	148,800
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.625%	03/21/36		300	400,125
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	7.000%	03/31/38		620	213,125
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%	10/13/19		550	203,500
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	9.000%	05/07/23		100	36,500
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes, RegS	6.750%	01/29/20		420	466,200
Zambia Government International Bond (Zambia), Sr. Unsec’d. Notes, RegS	8.500%	04/14/24		200	190,500
Zambia Government International Bond (Zambia), Unsec’d. Notes, RegS	5.375%	09/20/22		200	168,876

TOTAL FOREIGN GOVERNMENT BONDS (cost $29,993,612)					28,844,951

CONVERTIBLE BONDS — 0.5%
BAC United Continental Holdings, Notes, 144A (original cost $238,551; purchased 01/30/15)(b)(c)	9.500%	08/06/15		338	191,949
GS Endo International, Inc., Sr. Unsec’d. Notes, 144A (original cost $496,422; purchased 03/23/15)(b)(c)	5.300%	09/30/15		541	474,451
RBC Air Canada (Canada), Sr. Unsec’d. Notes, 144A (original cost $279,344; purchased 03/24/15)(b)(c)	7.995%	10/01/15	CAD	2,796	253,113
WFC United Continental, Sr. Unsec’d. Notes, 144A (original cost $448,016; purchased 04/30/15)(b)(c)	7.440%	11/04/15		752	427,738

TOTAL CONVERTIBLE BONDS (cost $1,462,333)					1,347,251

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Notes	1.500	%(f)	01/31/22	1,500	1,464,141
U.S. Treasury Notes	2.250%		11/15/24	1,350	1,356,645

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,834,637)					2,820,786

				Shares
AFFILIATED MUTUAL FUNDS — 3.5%
Prudential Government Income Fund (Class Z)				71,211	682,202
Prudential Short Duration High Yield Income Fund (Class Q)				895,355	8,335,757
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)				63,246	706,456

TOTAL AFFILIATED MUTUAL FUNDS (cost $9,815,315)(g)					9,724,415

TOTAL LONG-TERM INVESTMENTS (cost $270,177,445)					266,661,512

SHORT-TERM INVESTMENT — 4.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $13,334,641)(g)				13,334,641	13,334,641

TOTAL INVESTMENTS — 101.2% (cost $283,512,086)(h)					279,996,153
Liabilities in excess of other assets(i) — (1.2)%					(3,435,276)

NET ASSETS — 100.0%					$276,560,877

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CVT	Convertible Security
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol

PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Indicates a security or securities that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $8,024,390. The aggregate value of $7,736,275 is approximately 2.8% of net assets.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2015.
(e)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(h)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$283,662,651

Appreciation	4,998,341
Depreciation	(8,664,839)

Net Unrealized Depreciation	$(3,666,498)

The book basis may differ from tax basis due to certain tax-related adjustments.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation(1)(2)
	Long Position:
15	10 Year U.S. Treasury Notes	Sep. 2015	$1,882,500	$1,911,563	$29,063

(1)	A U.S. Treasury security with a market value of $107,370 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at July 31, 2015.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2015.

Forward foreign currency exchange contracts outstanding at July 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 08/10/15	Citigroup Global Markets	BRL	61	$18,903	$17,858	$(1,045)

Chilean Peso,
Expiring 08/07/15	Barclays Capital Group	CLP	37,696	59,486	55,873	(3,613)
Colombian Peso,
Expiring 08/14/15	Barclays Capital Group	COP	289,912	116,994	100,608	(16,386)
Expiring 08/14/15	Barclays Capital Group	COP	144,646	50,500	50,196	(304)
Expiring 08/14/15	Credit Suisse First Boston Corp.	COP	236,592	93,886	82,104	(11,782)
Euro,
Expiring 10/28/15	Citigroup Global Markets	EUR	207	226,699	227,844	1,145
Hungarian Forint,
Expiring 10/22/15	JPMorgan Chase	HUF	24,541	85,984	87,628	1,644
Indian Rupee,
Expiring 08/11/15	UBS AG	INR	2,391	36,953	37,205	252
Expiring 10/09/15	UBS AG	INR	7,232	112,369	111,261	(1,108)
Israeli Shekel,
Expiring 10/20/15	Citigroup Global Markets	ILS	1,650	430,793	437,717	6,924
Japanese Yen,
Expiring 10/28/15	Barclays Capital Group	JPY	14,225	115,000	114,921	(79)
Expiring 10/28/15	Credit Suisse First Boston Corp.	JPY	17,772	143,450	143,583	133
Mexican Peso,
Expiring 10/22/15	Citigroup Global Markets	MXN	6,000	372,723	369,928	(2,795)
Polish Zloty,
Expiring 10/23/15	Citigroup Global Markets	PLN	2,403	632,813	635,584	2,771
Russian Ruble,
Expiring 08/10/15	Barclays Capital Group	RUB	5,861	106,201	94,814	(11,387)
Expiring 08/10/15	Barclays Capital Group	RUB	5,762	102,886	93,207	(9,679)
Expiring 08/10/15	Barclays Capital Group	RUB	3,831	68,084	61,979	(6,105)
South African Rand,
Expiring 10/20/15	Deutsche Bank AG	ZAR	1,742	135,082	135,714	632
Swiss Franc,
Expiring 10/28/15	Barclays Capital Group	CHF	263	279,136	273,394	(5,742)

				$3,187,942	$3,131,418	(56,524)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 08/10/15	Barclays Capital Group	BRL	384	$115,000	$111,679	$3,321
Expiring 08/10/15	Barclays Capital Group	BRL	378	110,838	109,934	904
Expiring 08/10/15	Barclays Capital Group	BRL	355	109,934	103,354	6,580
Expiring 08/10/15	Barclays Capital Group	BRL	349	108,318	101,472	6,846
Expiring 08/10/15	Barclays Capital Group	BRL	129	40,162	37,675	2,487
Expiring 08/10/15	Barclays Capital Group	BRL	125	38,484	36,337	2,147
Expiring 08/10/15	Barclays Capital Group	BRL	107	33,027	31,146	1,881
Expiring 08/10/15	BNP Paribas	BRL	474	143,277	137,890	5,387
Expiring 08/10/15	BNP Paribas	BRL	139	43,017	40,386	2,631
Expiring 08/10/15	Citigroup Global Markets	BRL	264	82,461	76,733	5,728
Expiring 08/10/15	Credit Suisse First Boston Corp.	BRL	174	52,439	50,528	1,911
Expiring 08/10/15	Toronto Dominion	BRL	344	108,133	100,166	7,967
Expiring 09/02/15	Barclays Capital Group	BRL	392	113,358	112,957	401
Expiring 09/03/15	Credit Suisse First Boston Corp.	BRL	383	112,416	110,556	1,860

Chilean Peso,
Expiring 08/07/15	Citigroup Global Markets	CLP	141,640	218,159	209,938	8,221
Expiring 08/07/15	Citigroup Global Markets	CLP	71,750	109,542	106,348	3,194
Expiring 08/07/15	Credit Suisse First Boston Corp.	CLP	71,416	110,134	105,853	4,281
Expiring 08/07/15	JPMorgan Chase	CLP	117,066	189,611	173,515	16,096
Expiring 09/03/15	Credit Suisse First Boston Corp.	CLP	34,003	50,509	50,264	245
Colombian Peso,
Expiring 08/14/15	Barclays Capital Group	COP	280,606	108,889	97,378	11,511
Expiring 08/14/15	Barclays Capital Group	COP	125,128	48,735	43,423	5,312
Expiring 08/14/15	Citigroup Global Markets	COP	289,912	119,073	100,608	18,465
Expiring 08/14/15	Credit Suisse First Boston Corp.	COP	264,808	103,319	91,896	11,423
Expiring 08/14/15	Credit Suisse First Boston Corp.	COP	254,628	98,875	88,363	10,512
Expiring 08/14/15	JPMorgan Chase	COP	111,464	43,524	38,681	4,843
Euro,
Expiring 10/28/15	Citigroup Global Markets	EUR	633	691,033	696,466	(5,433)
Expiring 10/28/15	Citigroup Global Markets	EUR	395	435,914	434,696	1,218
Expiring 10/28/15	Citigroup Global Markets	EUR	388	426,782	426,959	(177)
Expiring 10/28/15	Citigroup Global Markets	EUR	279	303,428	306,819	(3,391)
Expiring 10/28/15	Citigroup Global Markets	EUR	203	224,871	223,241	1,630
Expiring 10/28/15	Citigroup Global Markets	EUR	101	112,244	111,071	1,173
Expiring 10/28/15	Credit Suisse First Boston Corp.	EUR	400	435,376	439,422	(4,046)
Indonesian Rupiah,
Expiring 10/08/15	Credit Suisse First Boston Corp.	IDR	745,808	54,839	54,349	490
Israeli New Shekel,
Expiring 10/20/15	BNP Paribas	ILS	1,650	432,551	437,717	(5,166)
Expiring 10/20/15	Citigroup Global Markets	ILS	837	220,000	222,004	(2,004)
Japanese Yen,
Expiring 10/28/15	Citigroup Global Markets	JPY	35,557	287,627	287,263	364
New Taiwanese Dollar,
Expiring 10/26/15	UBS AG	TWD	20,372	652,268	645,964	6,304
Peruvian Nuevo Sol,
Expiring 09/10/15	JPMorgan Chase	PEN	673	210,135	209,526	609
Expiring 12/02/15	Barclays Capital Group	PEN	296	91,000	91,060	(60)
Philippine Peso,
Expiring 08/11/15	Citigroup Global Markets	PHP	5,335	119,107	116,569	2,538
Expiring 08/11/15	UBS AG	PHP	5,404	120,814	118,080	2,734

Russian Ruble,
Expiring 08/10/15	Barclays Capital Group	RUB	4,833	87,747	78,182	9,565
Expiring 08/10/15	Barclays Capital Group	RUB	4,675	84,669	75,621	9,048
Expiring 08/10/15	Barclays Capital Group	RUB	3,018	50,126	48,814	1,312
Singapore Dollar,
Expiring 10/26/15	Credit Suisse First Boston Corp.	SGD	196	143,404	142,758	646
South African Rand,
Expiring 10/23/15	Citigroup Global Markets	ZAR	2,397	191,000	186,652	4,348
Expiring 10/23/15	JPMorgan Chase	ZAR	8,240	655,655	641,641	14,014
Swiss Franc,
Expiring 10/28/15	Credit Suisse First Boston Corp.	CHF	469	489,677	487,093	2,584
Thai Baht,
Expiring 10/22/15	Barclays Capital Group	THB	36,934	1,063,460	1,045,086	18,374

				$9,994,961	$9,794,133	200,828

						$144,304

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2015.

Cross currency exchange contracts outstanding at July 31, 2015:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation(1)	Counterparty
10/23/15	Buy	EUR	195	PLN	806	$1,214	Deutsche Bank AG

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2015.

Credit default swap agreements outstanding at July 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation(1)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.EM.22.V1	12/20/19	1.000%	3,700	$(393,932)	$(417,466)	$23,534	Deutsche Bank AG
CDX.EM.22.V1	12/20/19	1.000%	1,800	(191,643)	(220,742)	29,099	Barclays Capital Group
CDX.EM.22.V1	12/20/19	1.000%	3,000	(319,404)	(347,000)	27,596	Citigroup Global Markets

				$(904,979)	$(985,208)	$80,229

(1)	Cash of $430,000 has been segregated with Deutsche Bank AG to cover requirements for open credit default swap contracts at July 31, 2015.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2015(4)	Unrealized Depreciation(5)
Exchange-traded credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.24.V1	06/20/20	5.000%	4,356	$312,169	$296,857	$(15,312)

Cash of $310,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded credit default swap contracts at July 31, 2015.

The Portfolio entered into credit default swaps (‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contracts increases for the protection buyer if the spread increases.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$89,515,259	$7,226,934	$—
Exchange Traded Funds	33,454,980	—	—
Preferred Stocks	8,720,442	—	—
Corporate Bonds	—	76,408,382	246,610
Foreign Agencies	—	8,351,502	—
Foreign Government Bonds	—	28,844,951	—
Convertible Bonds	—	—	1,347,251
U.S. Treasury Obligations	—	2,820,786	—
Affiliated Mutual Funds	9,724,415	—	—
Affiliated Money Market Mutual Fund	13,334,641	—	—
Other Financial Instruments*
Futures Contracts	29,063	—	—
Forward Foreign Currency Exchange Contracts	—	144,304	—
Cross Currency Exchange Contracts	—	1,214	—
Over-the-counter credit default swaps	—	(904,979)	—
Exchange-traded credit default swaps	—	(15,312)	—

Total	$154,778,800	$122,877,782	$1,593,861

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Prudential Defensive Equity Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS — 95.5%
Aerospace & Defense — 0.9%
Boeing Co. (The)	2,910	$419,535
General Dynamics Corp.	1,420	211,736
Honeywell International, Inc.	3,540	371,877
L-3 Communications Holdings, Inc.	370	42,720
Lockheed Martin Corp.	1,210	250,591
Northrop Grumman Corp.	880	152,249
Precision Castparts Corp.	630	122,800
Raytheon Co.	1,420	154,908
Rockwell Collins, Inc.	600	50,772
Textron, Inc.	1,200	52,440
United Technologies Corp.	3,750	376,162

		2,205,790

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	700	49,105
Expeditors International of Washington, Inc.	800	37,496
FedEx Corp.	1,200	205,704
United Parcel Service, Inc. (Class B Stock)	3,200	327,552

		619,857

Airlines — 0.2%
American Airlines Group, Inc.	3,100	124,310
Delta Air Lines, Inc.	3,700	164,058
Southwest Airlines Co.	3,000	108,600

		396,968

Auto Components — 0.1%
BorgWarner, Inc.	860	42,751
Delphi Automotive PLC (United Kingdom)	1,100	85,888
Goodyear Tire & Rubber Co. (The)	1,000	30,130
Johnson Controls, Inc.	2,500	113,900

		272,669

Automobiles — 0.2%
Ford Motor Co.	14,900	220,967
General Motors Co.	5,000	157,550
Harley-Davidson, Inc.	800	46,640

		425,157

Banks — 7.1%
Bank of America Corp.	159,000	2,842,920
BB&T Corp.	11,100	446,997
Citigroup, Inc.	46,000	2,689,160
Comerica, Inc.	2,800	132,804
Fifth Third Bancorp	12,400	261,268
Huntington Bancshares, Inc.	12,700	148,209
JPMorgan Chase & Co.	56,200	3,851,386
KeyCorp	13,100	194,404
M&T Bank Corp.	2,050	268,857
People’s United Financial, Inc.	5,000	81,350
PNC Financial Services Group, Inc. (The)	7,900	775,622
Regions Financial Corp.	20,700	215,073
SunTrust Banks, Inc.	7,900	350,286
U.S. Bancorp	26,900	1,216,149

Wells Fargo & Co.	70,900	4,102,983
Zions Bancorporation	3,200	99,808

		17,677,276

Beverages — 3.5%
Brown-Forman Corp. (Class B Stock)	3,440	372,930
Coca-Cola Co. (The)	85,600	3,516,448
Coca-Cola Enterprises, Inc.	4,700	240,076
Constellation Brands, Inc. (Class A Stock)	3,740	448,875
Dr. Pepper Snapple Group, Inc.	4,200	336,924
Molson Coors Brewing Co. (Class B Stock)	3,500	248,990
Monster Beverage Corp.*	3,240	497,502
PepsiCo, Inc.	32,270	3,109,215

		8,770,960

Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc.*	3,350	661,424
Amgen, Inc.	11,480	2,027,253
Baxalta, Inc.*	8,000	262,640
Biogen, Inc.*	3,520	1,122,106
Celgene Corp.*	11,870	1,557,937
Gilead Sciences, Inc.	22,080	2,602,349
Regeneron Pharmaceuticals, Inc.*	1,130	625,636
Vertex Pharmaceuticals, Inc.*	3,650	492,750

		9,352,095

Building Products
Allegion PLC	466	29,461
Masco Corp.	1,500	39,585

		69,046

Capital Markets — 2.6%
Affiliated Managers Group, Inc.*	860	178,794
Ameriprise Financial, Inc.	2,780	349,363
Bank of New York Mellon Corp. (The)	17,000	737,800
BlackRock, Inc.	1,930	649,098
Charles Schwab Corp. (The)	17,500	610,400
E*TRADE Financial Corp.*	4,500	127,890
Franklin Resources, Inc.	5,990	272,844
Goldman Sachs Group, Inc. (The)	6,170	1,265,282
Invesco Ltd.	6,600	254,760
Legg Mason, Inc.	1,600	78,944
Morgan Stanley	23,400	908,856
Northern Trust Corp.	3,400	260,066
State Street Corp.	6,300	482,328
T. Rowe Price Group, Inc.	4,100	316,233

		6,492,658

Chemicals — 1.2%
Air Products & Chemicals, Inc.	1,510	215,190
Airgas, Inc.	500	51,010
CF Industries Holdings, Inc.	1,750	103,600
Dow Chemical Co. (The)	8,100	381,186
E.I. du Pont de Nemours & Co.	6,800	379,168
Eastman Chemical Co.	1,100	86,240
Ecolab, Inc.	2,060	238,569
FMC Corp.	1,000	48,540
International Flavors & Fragrances, Inc.	590	68,198
LyondellBasell Industries NV (Class A Stock)	2,960	277,737
Monsanto Co.	3,570	363,747
Mosaic Co. (The)	2,200	94,468
PPG Industries, Inc.	2,080	225,430
Praxair, Inc.	2,200	251,108
Sherwin-Williams Co. (The)	680	188,877
Sigma-Aldrich Corp.	970	135,422

		3,108,490

Commercial Services & Supplies — 0.1%
ADT Corp. (The)	700	24,171
Cintas Corp.	400	34,200
Pitney Bowes, Inc.	900	18,828
Republic Services, Inc.	1,100	46,783
Stericycle, Inc.*	390	54,978
Tyco International PLC	1,900	72,181
Waste Management, Inc.	1,900	97,147

		348,288

Communications Equipment — 1.5%
Cisco Systems, Inc.	65,800	1,870,036
F5 Networks, Inc.*	920	123,409
Harris Corp.	1,600	132,704
Juniper Networks, Inc.	4,400	125,048
Motorola Solutions, Inc.	2,400	144,384
QUALCOMM, Inc.	21,100	1,358,629

		3,754,210

Construction & Engineering
Fluor Corp.	700	32,725
Jacobs Engineering Group, Inc.*	500	21,060
Quanta Services, Inc.*	900	24,858

		78,643

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	460	72,137
Vulcan Materials Co.	1,000	91,020

		163,157

Consumer Finance — 0.9%
American Express Co.	13,300	1,011,598
Capital One Financial Corp.	8,300	674,790
Discover Financial Services	6,800	379,508
Navient Corp.	6,200	97,340

		2,163,236

Containers & Packaging — 0.1%
Avery Dennison Corp.	700	42,595
Ball Corp.	1,000	67,840
Owens-Illinois, Inc.*	1,100	23,485
Sealed Air Corp.	1,500	79,755
WestRock Co.*	1,936	122,084

		335,759

Distributors
Genuine Parts Co.	620	55,149

Diversified Consumer Services
H&R Block, Inc.	1,000	33,290

Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc. (Class B Stock)*	27,630	3,943,906
CME Group, Inc.	4,900	470,596
Intercontinental Exchange, Inc.	1,716	391,317
Leucadia National Corp.	5,000	117,600
McGraw-Hill Financial, Inc.	4,180	425,315
Moody’s Corp.	2,740	302,578
NASDAQ OMX Group, Inc. (The)	1,900	96,957

		5,748,269

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	77,795	2,702,591
CenturyLink, Inc.	7,800	223,080
Frontier Communications Corp.	16,100	75,992
Level 3 Communications, Inc.*	4,100	207,050
Verizon Communications, Inc.	58,300	2,727,857

		5,936,570

Electric Utilities — 6.8%
American Electric Power Co., Inc.	27,000	1,527,390
Duke Energy Corp.	38,200	2,835,204
Edison International	18,000	1,080,180
Entergy Corp.	9,900	703,098
Eversource Energy	17,500	870,100
Exelon Corp.	47,500	1,524,275
FirstEnergy Corp.	23,300	791,268
NextEra Energy, Inc.	24,540	2,581,608
Pepco Holdings, Inc.	13,800	368,184
Pinnacle West Capital Corp.	6,200	382,602
PPL Corp.	36,800	1,170,608
Southern Co. (The)	50,100	2,240,973
Xcel Energy, Inc.	27,900	967,293

		17,042,783

Electrical Equipment — 0.2%
AMETEK, Inc.	1,100	58,355
Eaton Corp. PLC	2,100	127,218
Emerson Electric Co.	3,000	155,250
Rockwell Automation, Inc.	610	71,236

		412,059

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	3,940	222,255
Corning, Inc.	16,000	298,880
FLIR Systems, Inc.	1,700	52,343
TE Connectivity Ltd. (Switzerland)	5,200	316,784

		890,262

Energy Equipment & Services — 0.3%
Baker Hughes, Inc.	1,300	75,595
Cameron International Corp.*	600	30,276
Diamond Offshore Drilling, Inc.	100	2,195
Ensco PLC (Class A Stock)	600	9,948
FMC Technologies, Inc.*	600	19,656
Halliburton Co.	2,500	104,475
Helmerich & Payne, Inc.	370	21,364
National Oilwell Varco, Inc.	1,100	46,343
Noble Corp. PLC	700	8,365
Schlumberger Ltd.	3,790	313,888
Transocean Ltd.	1,000	13,260

		645,365

Food & Staples Retailing — 4.0%
Costco Wholesale Corp.	9,590	1,393,427
CVS Health Corp.	24,660	2,773,510
Kroger Co. (The)	21,400	839,736
Sysco Corp.	13,000	472,030
Wal-Mart Stores, Inc.	34,400	2,476,112
Walgreens Boots Alliance, Inc.	19,100	1,845,633
Whole Foods Market, Inc.	7,700	280,280

		10,080,728

Food Products — 2.7%
Archer-Daniels-Midland Co.	13,500	640,170
Campbell Soup Co.	3,900	192,309
ConAgra Foods, Inc.	9,200	405,352
General Mills, Inc.	13,100	762,551
Hershey Co. (The)	3,200	297,248
Hormel Foods Corp.	3,000	177,630
J.M. Smucker Co. (The)	2,140	239,016
Kellogg Co.	5,500	363,935
Keurig Green Mountain, Inc.	2,490	186,850
Kraft Heinz Co. (The)	12,900	1,025,163
McCormick & Co., Inc.	2,800	229,628
Mead Johnson Nutrition Co.	4,480	395,987
Mondelez International, Inc. (Class A Stock)	35,500	1,602,115
Tyson Foods, Inc. (Class A Stock)	6,400	283,840

		6,801,794

Gas Utilities — 0.1%
AGL Resources, Inc.	6,700	322,136

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	22,300	1,130,387
Baxter International, Inc.	8,100	324,648
Becton, Dickinson and Co.	3,135	476,990
Boston Scientific Corp.*	20,000	346,800
C.R. Bard, Inc.	1,110	218,282
DENTSPLY International, Inc.	2,100	119,511
Edwards Lifesciences Corp.*	1,610	244,978
Intuitive Surgical, Inc.*	560	298,575
Medtronic PLC	21,388	1,676,605
St. Jude Medical, Inc.	4,200	310,044
Stryker Corp.	4,500	460,215
Varian Medical Systems, Inc.*	1,500	129,105
Zimmer Biomet Holdings, Inc.	2,550	265,378

		6,001,518

Health Care Providers & Services — 3.2%
Aetna, Inc.	5,230	590,833
AmerisourceBergen Corp.	3,120	329,940
Anthem, Inc.	3,960	610,909
Cardinal Health, Inc.	5,000	424,900
Cigna Corp.	3,850	554,631
DaVita HealthCare Partners, Inc.*	2,580	203,897
Express Scripts Holding Co.*	11,000	990,770
HCA Holdings, Inc.*	4,400	409,244
Henry Schein, Inc.*	1,250	184,975
Humana, Inc.	2,240	407,882
Laboratory Corp. of America Holdings*	1,500	190,935
McKesson Corp.	3,470	765,378
Patterson Cos., Inc.	1,300	65,208
Quest Diagnostics, Inc.	2,200	162,382
Tenet Healthcare Corp.*	1,500	84,450
UnitedHealth Group, Inc.	14,340	1,740,876
Universal Health Services, Inc. (Class B Stock)	1,370	198,965

		7,916,175

Health Care Technology — 0.1%
Cerner Corp.*	4,600	329,912

Hotels, Restaurants & Leisure — 0.5%
Carnival Corp.	1,700	90,593
Chipotle Mexican Grill, Inc.*	120	89,068

Darden Restaurants, Inc.	500	36,880
Marriott International, Inc. (Class A Stock)	800	58,088
McDonald’s Corp.	3,630	362,492
Royal Caribbean Cruises Ltd.	600	53,910
Starbucks Corp.	5,600	324,408
Starwood Hotels & Resorts Worldwide, Inc.	700	55,622
Wyndham Worldwide Corp.	500	41,260
Wynn Resorts Ltd.	310	32,001
Yum! Brands, Inc.	1,600	140,416

		1,284,738

Household Durables — 0.1%
D.R. Horton, Inc.	1,200	35,628
Garmin Ltd.	400	16,764
Harman International Industries, Inc.	270	29,068
Leggett & Platt, Inc.	500	23,905
Lennar Corp. (Class A Stock)	700	37,128
Mohawk Industries, Inc.*	240	48,382
Newell Rubbermaid, Inc.	1,000	43,280
PulteGroup, Inc.	1,200	24,864
Whirlpool Corp.	300	53,319

		312,338

Household Products — 2.8%
Clorox Co. (The)	2,890	323,507
Colgate-Palmolive Co.	18,500	1,258,370
Kimberly-Clark Corp.	8,020	922,059
Procter & Gamble Co. (The)	59,200	4,540,640

		7,044,576

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	37,600	481,280
NRG Energy, Inc.	18,300	410,835

		892,115

Industrial Conglomerates — 0.8%
3M Co.	2,970	449,480
Danaher Corp.	2,800	256,368
General Electric Co.	45,800	1,195,380
Roper Technologies, Inc.	460	76,944

		1,978,172

Insurance — 3.0%
ACE Ltd.	5,070	551,464
Aflac, Inc.	6,600	422,730
Allstate Corp. (The)	6,200	427,490
American International Group, Inc.	20,300	1,301,636
Aon PLC	4,380	441,373
Assurant, Inc.	1,100	82,060
Chubb Corp. (The)	3,510	436,398
Cincinnati Financial Corp.	2,300	126,983
Genworth Financial, Inc. (Class A Stock)*	8,300	58,183
Hartford Financial Services Group, Inc. (The)	6,400	304,320
Lincoln National Corp.	3,900	219,648
Loews Corp.	4,600	175,306
Marsh & McLennan Cos., Inc.	8,200	475,108
MetLife, Inc.	16,900	942,006
Principal Financial Group, Inc.	4,200	233,142
Progressive Corp. (The)	8,200	250,100
Torchmark Corp.	2,000	123,220

Travelers Cos., Inc. (The)	4,910	521,049
Unum Group	3,900	139,776
XL Group PLC (Ireland)	4,800	182,496

		7,414,488

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	1,440	772,056
Expedia, Inc.	380	46,148
Netflix, Inc.*	1,610	184,039
Priceline Group, Inc. (The)*	200	248,714
TripAdvisor, Inc.*	390	30,958

		1,281,915

Internet Software & Services — 3.5%
Akamai Technologies, Inc.*	2,300	176,433
eBay, Inc.*	14,300	402,116
Equinix, Inc.	890	248,230
Facebook, Inc. (Class A Stock)*	27,300	2,566,473
Google, Inc. (Class A Stock)*	3,740	2,459,050
Google, Inc. (Class C Stock)*	3,751	2,346,663
VeriSign, Inc.*	1,300	92,222
Yahoo!, Inc.*	11,300	414,371

		8,705,558

IT Services — 3.6%
Accenture PLC (Class A Stock)	8,100	835,191
Alliance Data Systems Corp.*	890	244,786
Automatic Data Processing, Inc.	6,100	486,597
Cognizant Technology Solutions Corp. (Class A Stock)*	7,920	499,752
Computer Sciences Corp.	1,800	117,774
Fidelity National Information Services, Inc.	3,600	235,548
Fiserv, Inc.*	3,060	265,792
International Business Machines Corp.	11,850	1,919,581
MasterCard, Inc. (Class A Stock)	12,600	1,227,240
Paychex, Inc.	4,300	199,520
PayPal Holdings, Inc.	14,300	553,410
Teradata Corp.*	1,800	66,798
Total System Services, Inc.	2,100	97,062
Visa, Inc. (Class A Stock)	25,060	1,888,020
Western Union Co. (The)	6,500	131,560
Xerox Corp.	13,100	144,362

		8,912,993

Leisure Products
Hasbro, Inc.	400	31,496
Mattel, Inc.	1,200	27,852

		59,348

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	5,000	204,750
PerkinElmer, Inc.	1,700	89,964
Thermo Fisher Scientific, Inc.	5,960	831,599
Waters Corp.*	1,240	165,527

		1,291,840

Machinery — 0.5%
Caterpillar, Inc.	2,780	218,591
Cummins, Inc.	760	98,443
Deere & Co.	1,500	141,855
Dover Corp.	700	44,849

Flowserve Corp.	600	28,194
Illinois Tool Works, Inc.	1,600	143,152
Ingersoll-Rand PLC	1,200	73,680
Joy Global, Inc.	400	10,564
PACCAR, Inc.	1,600	103,744
Pall Corp.	490	61,961
Parker Hannifin Corp.	630	71,032
Pentair PLC (United Kingdom)	800	48,648
Snap-on, Inc.	270	44,496
Stanley Black & Decker, Inc.	700	73,843
Xylem, Inc.	800	27,624

		1,190,676

Media — 1.0%
Cablevision Systems Corp. (Class A Stock)	800	22,576
CBS Corp. (Class B Stock)	1,700	90,899
Comcast Corp. (Class A Stock)	9,500	592,895
Discovery Communications, Inc. (Class A Stock)*	500	16,510
Discovery Communications, Inc. (Class C Stock)*	900	27,270
Interpublic Group of Cos., Inc. (The)	1,500	31,950
News Corp. (Class A Stock)*	1,850	27,250
Omnicom Group, Inc.	900	65,772
Scripps Networks Interactive, Inc. (Class A Stock)	400	25,032
TEGNA, Inc.	800	23,304
Time Warner Cable, Inc.	1,070	203,311
Time Warner, Inc.	3,100	272,924
Twenty-First Century Fox, Inc. (Class A Stock)	6,600	227,634
Viacom, Inc. (Class B Stock)	1,300	74,100
Walt Disney Co. (The)	5,880	705,600

		2,407,027

Metals & Mining — 0.1%
Alcoa, Inc.	8,900	87,843
Freeport-McMoRan, Inc.	7,500	88,125
Newmont Mining Corp.	3,800	65,246
Nucor Corp.	2,300	101,522

		342,736

Multiline Retail — 0.2%
Dollar General Corp.	1,100	88,407
Dollar Tree, Inc.*	900	70,227
Kohl’s Corp.	700	42,924
Macy’s, Inc.	1,300	89,778
Nordstrom, Inc.	500	38,155
Target Corp.	2,400	196,440

		525,931

Multi-Utilities — 4.6%
Ameren Corp.	13,400	550,472
CenterPoint Energy, Inc.	23,700	458,358
CMS Energy Corp.	15,200	520,752
Consolidated Edison, Inc.	16,200	1,030,158
Dominion Resources, Inc.	32,800	2,351,760
DTE Energy Co.	9,900	796,554
NiSource, Inc.	17,300	302,058
PG&E Corp.	26,500	1,391,515
Public Service Enterprise Group, Inc.	27,900	1,162,593
SCANA Corp.	7,800	427,440
Sempra Energy	12,870	1,309,909
TECO Energy, Inc.	12,700	280,924
WEC Energy Group, Inc.	17,384	851,816

		11,434,309

Oil, Gas & Consumable Fuels — 1.3%
Anadarko Petroleum Corp.	1,530	113,755
Apache Corp.	1,100	50,446
Cabot Oil & Gas Corp.	1,200	31,392
Chesapeake Energy Corp.	1,500	12,990
Chevron Corp.	5,610	496,373
Cimarex Energy Co.	280	29,154
Columbia Pipeline Group, Inc.	900	26,262
ConocoPhillips	3,600	181,224
CONSOL Energy, Inc.	600	9,912
Devon Energy Corp.	1,100	54,362
EOG Resources, Inc.	1,630	125,820
EQT Corp.	470	36,119
Exxon Mobil Corp.	12,420	983,788
Hess Corp.	730	43,077
Kinder Morgan, Inc.	5,100	176,664
Marathon Oil Corp.	1,900	39,919
Marathon Petroleum Corp.	1,580	86,379
Murphy Oil Corp.	500	16,395
Newfield Exploration Co.*	400	13,116
Noble Energy, Inc.	1,100	38,753
Occidental Petroleum Corp.	2,300	161,460
ONEOK, Inc.	600	22,674
Phillips 66	1,600	127,200
Pioneer Natural Resources Co.	440	55,779
Range Resources Corp.	500	19,670
Southwestern Energy Co.*	1,100	20,460
Spectra Energy Corp.	1,900	57,494
Tesoro Corp.	400	38,936
Valero Energy Corp.	1,500	98,400
Williams Cos., Inc. (The)	2,000	104,960

		3,272,933

Paper & Forest Products — 0.1%
International Paper Co.	3,100	148,397

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,900	436,639

Pharmaceuticals — 7.4%
AbbVie, Inc.	25,700	1,799,257
Allergan PLC*	5,878	1,946,500
Bristol-Myers Squibb Co.	25,100	1,647,564
Eli Lilly & Co.	14,700	1,242,297
Endo International PLC*	3,100	271,374
Hospira, Inc.*	2,600	232,570
Johnson & Johnson	41,620	4,170,740
Mallinckrodt PLC*	1,750	216,930
Merck & Co., Inc.	42,300	2,494,008
Mylan NV*	6,200	347,138
Perrigo Co. PLC	2,190	420,918
Pfizer, Inc.	92,100	3,321,126
Zoetis, Inc.	7,500	367,350

		18,477,772

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	170	21,211
Equifax, Inc.	530	54,129

Nielsen NV	1,700	82,382
Robert Half International, Inc.	600	33,018

		190,740

Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	6,510	619,166
Apartment Investment & Management Co. (Class A Stock)	2,500	97,700
AvalonBay Communities, Inc.	2,030	349,850
Boston Properties, Inc.	2,360	290,941
Crown Castle International Corp.	5,200	425,932
Equity Residential	5,600	418,936
Essex Property Trust, Inc.	1,020	229,408
General Growth Properties, Inc.	9,700	263,258
HCP, Inc.	7,100	274,344
Health Care REIT, Inc.	5,400	374,598
Host Hotels & Resorts, Inc.	11,700	226,746
Iron Mountain, Inc.	2,938	88,287
Kimco Realty Corp.	6,400	158,144
Macerich Co. (The)	2,200	174,152
Plum Creek Timber Co., Inc.	2,800	114,800
Prologis, Inc.	8,000	324,880
Public Storage	2,220	455,500
Realty Income Corp.	3,600	173,844
Simon Property Group, Inc.	4,810	900,528
SL Green Realty Corp.	1,560	179,618
Ventas, Inc.	5,100	342,159
Vornado Realty Trust	2,710	264,361
Weyerhaeuser Co.	7,900	242,451

		6,989,603

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	4,300	163,271

Road & Rail — 0.3%
CSX Corp.	4,400	137,632
JB Hunt Transport Services, Inc.	400	33,648
Kansas City Southern	500	49,595
Norfolk Southern Corp.	1,390	117,219
Ryder System, Inc.	300	27,156
Union Pacific Corp.	3,970	387,432

		752,682

Semiconductors & Semiconductor Equipment — 2.1%
Altera Corp.	3,800	188,708
Analog Devices, Inc.	4,000	233,320
Applied Materials, Inc.	15,600	270,816
Avago Technologies Ltd. (Singapore)	3,370	421,722
Broadcom Corp. (Class A Stock)	7,100	359,331
First Solar, Inc.*	900	39,870
Intel Corp.	61,400	1,777,530
KLA-Tencor Corp.	2,000	106,100
Lam Research Corp.	2,100	161,427
Linear Technology Corp.	3,000	123,000
Microchip Technology, Inc.	2,600	111,384
Micron Technology, Inc.*	13,600	251,736
NVIDIA Corp.	6,400	127,680
Qorvo, Inc.*	1,900	110,105
Skyworks Solutions, Inc.	2,530	242,045
Texas Instruments, Inc.	13,500	674,730
Xilinx, Inc.	3,300	137,775

		5,337,279

Software — 3.7%
Adobe Systems, Inc.*	6,200	508,338
Autodesk, Inc.*	2,900	146,682
CA, Inc.	4,000	116,540
Citrix Systems, Inc.*	2,000	151,220
Electronic Arts, Inc.*	4,000	286,200
Intuit, Inc.	3,610	381,830
Microsoft Corp.	104,800	4,894,160
Oracle Corp.	41,300	1,649,522
Red Hat, Inc.*	2,400	189,792
salesforce.com, Inc.*	8,000	586,400
Symantec Corp.	8,600	195,564

		9,106,248

Specialty Retail — 0.7%
Advance Auto Parts, Inc.	300	52,263
AutoNation, Inc.*	300	18,702
AutoZone, Inc.*	120	84,113
Bed Bath & Beyond, Inc.*	600	39,138
Best Buy Co., Inc.	1,100	35,519
CarMax, Inc.*	800	51,608
GameStop Corp. (Class A Stock)	400	18,340
Gap, Inc. (The)	1,000	36,480
Home Depot, Inc. (The)	4,890	572,276
L Brands, Inc.	900	72,648
Lowe’s Cos., Inc.	3,500	242,760
O’Reilly Automotive, Inc.*	380	91,318
Ross Stores, Inc.	1,580	83,993
Staples, Inc.	2,400	35,304
Tiffany & Co.	440	42,108
TJX Cos., Inc. (The)	2,600	181,532
Tractor Supply Co.	500	46,260
Urban Outfitters, Inc.*	300	9,786

		1,714,148

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	74,660	9,056,258
EMC Corp.	25,100	674,939
Hewlett-Packard Co.	23,400	714,168
NetApp, Inc.	3,900	121,485
SanDisk Corp.	2,680	161,577
Seagate Technology PLC	4,000	202,400
Western Digital Corp.	2,870	246,992

		11,177,819

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	1,000	31,200
Fossil Group, Inc.*	200	13,750
Hanesbrands, Inc.	1,500	46,545
Michael Kors Holdings Ltd.*	700	29,393
NIKE, Inc. (Class B Stock)	2,620	301,876
PVH Corp.	310	35,972
Ralph Lauren Corp.	230	28,955
Under Armour, Inc. (Class A Stock)*	700	69,531
VF Corp.	1,320	101,759

		658,981

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	7,900	81,449

Tobacco — 2.4%
Altria Group, Inc.			42,900	2,332,902
Philip Morris International, Inc.			33,800	2,890,914
Reynolds American, Inc.			9,065	777,686

				6,001,502

Trading Companies & Distributors — 0.1%
Fastenal Co.			1,200	50,232
United Rentals, Inc.*			450	30,145
W.W. Grainger, Inc.			270	61,752

				142,129

TOTAL COMMON STOCKS (cost $186,549,718)				238,180,621

			Units
RIGHTS*(a)
Food & Staples Retailing
Safeway Casa Ley, expiring 01/30/19, CVR(b)			2,400	370
Safeway PDC, expiring 01/30/17, CVR(b)			2,400	111

TOTAL RIGHTS (cost $2,553)				481

TOTAL LONG-TERM INVESTMENTS (cost $186,552,271)				238,181,102

SHORT-TERM INVESTMENTS — 4.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 4.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $10,686,826)(c)			10,686,826	10,686,826

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(d)(e) — 0.3%
U.S. Treasury Bills (cost $799,850)	0.150%	09/17/15	800	799,975

TOTAL SHORT-TERM INVESTMENTS (cost $11,486,676)				11,486,801

TOTAL INVESTMENTS — 100.1% (cost $198,038,947)(f)				249,667,903
Liabilities in excess of other assets(g) — (0.1)%				(325,366)

NET ASSETS — 100.0%				$249,342,537

The following abbreviations are used in the portfolio descriptions:

CVR	Contingent Value Rights

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2015.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rates shown reflect yield to maturity at purchase date.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$201,874,632

Appreciation	49,517,978
Depreciation	(1,724,707)

Net Unrealized Appreciation	$47,793,271

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation(1)(2)
	Long Positions:
76	S&P 500 E-Mini	Sep. 2015	$7,948,874	$7,973,920	$25,046
5	S&P 500 Index	Sep. 2015	2,605,875	2,623,000	17,125

					$42,171

(1)	U.S. Treasury obligation with a market value of $799,975 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at July 31, 2015.
(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,205,790	$—	$—
Air Freight & Logistics	619,857	—	—
Airlines	396,968	—	—
Auto Components	272,669	—	—
Automobiles	425,157	—	—
Banks	17,677,276	—	—
Beverages	8,770,960	—	—
Biotechnology	9,352,095	—	—
Building Products	69,046	—	—
Capital Markets	6,492,658	—	—
Chemicals	3,108,490	—	—
Commercial Services & Supplies	348,288	—	—
Communications Equipment	3,754,210	—	—
Construction & Engineering	78,643	—	—
Construction Materials	163,157	—	—
Consumer Finance	2,163,236	—	—
Containers & Packaging	335,759	—	—
Distributors	55,149	—	—
Diversified Consumer Services	33,290	—	—
Diversified Financial Services	5,748,269	—	—
Diversified Telecommunication Services	5,936,570	—	—
Electric Utilities	17,042,783	—	—
Electrical Equipment	412,059	—	—
Electronic Equipment, Instruments & Components	890,262	—	—
Energy Equipment & Services	645,365	—	—

Food & Staples Retailing	10,080,728	—	—
Food Products	6,801,794	—	—
Gas Utilities	322,136	—	—
Health Care Equipment & Supplies	6,001,518	—	—
Health Care Providers & Services	7,916,175	—	—
Health Care Technology	329,912	—	—
Hotels, Restaurants & Leisure	1,284,738	—	—
Household Durables	312,338	—	—
Household Products	7,044,576	—	—
Independent Power & Renewable Electricity Producers	892,115	—	—
Industrial Conglomerates	1,978,172	—	—
Insurance	7,414,488	—	—
Internet & Catalog Retail	1,281,915	—	—
Internet Software & Services	8,705,558	—	—
IT Services	8,912,993	—	—
Leisure Products	59,348	—	—
Life Sciences Tools & Services	1,291,840	—	—
Machinery	1,190,676	—	—
Media	2,407,027	—	—
Metals & Mining	342,736	—	—
Multiline Retail	525,931	—	—
Multi-Utilities	11,434,309	—	—
Oil, Gas & Consumable Fuels	3,272,933	—	—
Paper & Forest Products	148,397	—	—
Personal Products	436,639	—	—
Pharmaceuticals	18,477,772	—	—
Professional Services	190,740	—	—
Real Estate Investment Trusts (REITs)	6,989,603	—	—
Real Estate Management & Development	163,271	—	—
Road & Rail	752,682	—	—
Semiconductors & Semiconductor Equipment	5,337,279	—	—
Software	9,106,248	—	—
Specialty Retail	1,714,148	—	—
Technology Hardware, Storage & Peripherals	11,177,819	—	—
Textiles, Apparel & Luxury Goods	658,981	—	—
Thrifts & Mortgage Finance	81,449	—	—
Tobacco	6,001,502	—	—
Trading Companies & Distributors	142,129	—	—
Rights
Food & Staples Retailing	—	—	481
Affiliated Money Market Mutual Fund	10,686,826	—	—
U.S. Treasury Obligation	—	799,975	—
Other Financial Instruments*
Futures Contracts	42,171	—	—

Total	$248,909,618	$799,975	$481

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair value responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment spreads, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 16

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date September 17, 2015

*	Print the name and title of each signing officer under his or her signature.